Contingent Liabilities and Commitments (Details Narrative) ₪ in Thousands, $ in Thousands			12 Months Ended
	Jan. 25, 2024 USD ($)	May 29, 2023 USD ($)	Dec. 31, 2024 USD ($)	Jan. 25, 2024 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 ILS (₪)
Loss Contingencies [Line Items]
Project budget	$ 1,030,000			₪ 3,761,978
Grant total budget disbursed installment	50.00%
Grants obtained			$ 439		$ 0
Line of credit						$ 11,000	₪ 40,711
Aggregate amount of damages claimed		$ 2,100
Maximum [Member]
Loss Contingencies [Line Items]
Royalties percentage	5.00%			5.00%
Minimum [Member]
Loss Contingencies [Line Items]
Royalties percentage	3.00%			3.00%
Incubators Program [Member]
Loss Contingencies [Line Items]
Royalty payable			761
Interest payable			$ 32
Incubators Program [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Percentage of royalty			3.50%
Incubators Program [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Percentage of royalty			3.00%
Incubators Program [Member] | Shareholders [Member]
Loss Contingencies [Line Items]
Percentage of finance			40.00%
Incubators Program [Member] | Israel Innovation Authority [Member]
Loss Contingencies [Line Items]
Percentage of finance			60.00%